Other current tax assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Current Tax Assets [Abstract]
Disclosure of detailed information about other current tax assets [text block]
(€ million)	December 31, 2017	December 31, 2016
VAT	452	447
Excise and customs duties	217	161
Other taxes and duties	60	81
	729	689